INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Current income taxes	$ (90)	$ (78)		$ (147)	$ (141)
Deferred income taxes	37	38		53	78
Income taxes	$ (53)	$ (40)	[1]	$ (94)	$ (63)	[1]
Effective tax rate (as a percent)	(37.30%)	(21.30%)		(36.00%)	(28.10%)

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.